CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of changes in equity [abstract]
Tax on changes in fair value of equity and debt instruments	₨ (293)		₨ (411)
Tax effect on Foreign currency translation adjustments	0	₨ 0	14
Tax effect on effective portion of change in fair value of cash flow hedges	(319)	232	(69)
Tax effect on actuarial gain on post-employment benefit obligations	73	(22)	₨ (3)
Reversal from special economic zone reinvestment reserve	₨ 127